Income Taxes - Schedule of Income Tax Expenses Results of Operations (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses Results of Operations [Abstract]
Federal statutory income tax rate	(21.00%)	(21.00%)